Debt Securities Issued (Parenthetical) (Details) $ in Millions	12 Months Ended
Dec. 31, 2023 ARS ($)
Disclosure Of Debt Instruments Issued [Line Items]
Interest rate adopted	BADLAR
Balances on time deposits	$ 1
Bottom of range [member]
Disclosure Of Debt Instruments Issued [Line Items]
No of days interest rate on time deposits used	30 days
Top of range [member]
Disclosure Of Debt Instruments Issued [Line Items]
No of days interest rate on time deposits used	35 days